OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
OTHER CURRENT ASSETS
Schedule of other current assets

	JUNE 30, 2013	DECEMBER 31, 2012
	(in thousands)
Refundable research and development tax credits	$1,030	$593
Commodity taxes	328	165
Prepaid expenses	429	779

	$1,787	$1,537

	DECEMBER 31,
	2012	2011
	(in thousands)
Refundable research and development tax credits	$593	$1,104
Commodity taxes	165	176
Prepaid expenses	779	268

	$1,537	$1,548